Shareholders' equity	3 Months Ended
Mar. 31, 2018
Shareholders' equity
Shareholders' equity

Note 14 - Shareholders’ equity

(a)Common shares

The Company’s authorized capital stock includes an unlimited number of common shares (issued - 186,043,985 common shares as at March 31, 2018) having no par value and preferred shares issuable in series (issued - nil).

During the three months ended March 31, 2018, the Company’s Dividend Reinvestment Plan (“DRIP”) resulted in 113,654 common shares being issued pursuant to the terms of the Company’s DRIP.

(b)Dividends

The Company declared dividends in the amount of $43.3 million (Q1/2017 - $39.4 million), or $0.23 per share (Q1/2017 - $0.22 per share), in the three months ended March 31, 2018. The Company paid cash dividends in the amount of $35.6 million (Q1/2017 - $30.1 million) and issued common shares pursuant to its DRIP valued at $7.7 million (Q1/2017 - $9.3 million), in the three months ended March 31, 2018.

(c)Stock-based payments

During the three months ended March 31, 2018, an expense of $1.2 million (Q1/2017 - $1.6 million), respectively, related to stock options and restricted share units has been included in the consolidated statement of income and comprehensive income. $0.3 million (Q1/2017 - $0.1 million) was capitalized to royalty, stream and working interests in the three months ended March 31, 2018.